CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Jul. 18, 2022	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020
Common stock, par value (per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	500,000,000		60,800,000
Common shares, shares issued	82,266,160		60,800,000
Total shares outstanding prior to and immediately after Business Combination (in shares)	82,266,160	74,747,218	60,800,000
Temporary Equity, Shares Outstanding	85,000
ITHAX ACQUISITION CORP.
Preferred stock, par value, (per share)			$ 0.001		$ 0.001
Preferred stock, shares authorized			1,000,000		1,000,000
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Common Class A [Member]
Common stock, par value (per share)			$ 0.01
Common shares, shares authorized	500,000,000		1,000
Common shares, shares issued	82,266,160		1
Total shares outstanding prior to and immediately after Business Combination (in shares)	82,266,160		1
Common Class A [Member] | ITHAX ACQUISITION CORP.
Common stock, par value (per share)				$ 0.001
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Temporary Equity, Shares Outstanding			24,150,000		0
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Common stock, par value (per share)			$ 0.001		$ 0.001
Common shares, shares authorized			100,000,000		100,000,000
Common shares, shares issued			675,000		0
Total shares outstanding prior to and immediately after Business Combination (in shares)			675,000		0
Common Class B [Member] | ITHAX ACQUISITION CORP.
Common stock, par value (per share)			$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized			10,000,000		10,000,000
Common shares, shares issued			6,037,500		6,037,500
Total shares outstanding prior to and immediately after Business Combination (in shares)			6,037,500		6,037,500